Organization (Details) - fund		9 Months Ended	12 Months Ended
	May 29, 2014	Sep. 30, 2016	Dec. 31, 2015
Management and other third party investors | Reorganization issuance
Description of Operations
Ownership interest held (as a percent)		48.00%	49.90%
Management and other third party investors | Reorganization issuance | Before
Description of Operations
Ownership interest held (as a percent)	23.90%
Yorktown Energy Partners
Description of Operations
Ownership interest held (as a percent)		52.00%	50.10%
Yorktown Energy Partners | Reorganization issuance
Description of Operations
Ownership interest held (as a percent)	51.80%
Number of funds held by controlling member	3
Yorktown Energy Partners | Reorganization issuance | Before
Description of Operations
Ownership interest held (as a percent)	76.10%